Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Classes of current inventories [abstract]
Raw materials and consumables	$ 1,904	$ 1,797
Work in progress	3,046	2,814
Finished goods	834	711
Total	5,784	5,322
Current	4,426	4,101
Non-current	$ 1,358	$ 1,221